Rent Expense (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Schedule of Operating Leases [Line Items]
Minimum rentals on operating leases	$ 114	$ 128	$ 122
Additional rentals based on sales	26	19	23
Rental payments based on real estate tax assessments	22	21	19
Less: sublease rentals	(3)	(44)	(83)
Operating Leases, Rent Expense, Total	$ 159	$ 124	$ 81